INVENTORIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bunkers
Disclosure of detailed information about inventories [Line Items]
Cost of inventories recognised as expense during period	$ 247.2	$ 278.2	$ 272.4
Lubeoil
Disclosure of detailed information about inventories [Line Items]
Cost of inventories recognised as expense during period	8.8	8.1	7.5
EU Emission Allowances
Disclosure of detailed information about inventories [Line Items]
Cost of inventories recognised as expense during period	10.3	5.0	0.0
Other
Disclosure of detailed information about inventories [Line Items]
Cost of inventories recognised as expense during period	$ 17.1	$ 9.3	$ 22.7